Provisions	6 Months Ended
Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 14

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
USD million 30.6.21 31.3.21 31.12.20
Provisions other than provisions for expected credit losses 2,646 2,481 2,571
Provisions for expected credit losses 209 245 257
Total provisions 2,855 2,726 2,828
The following table presents additional information for provisions other than provisions for expected credit losses.
USD million
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2020 2,135 72 363 2,571
Balance as of 31 March 2021 2,072 61 348 2,481
Increase in provisions recognized in the income statement 87 147 33 267
Release of provisions recognized in the income statement (24) (6) (4) (34)
Provisions used in conformity with designated purpose (27) (23) (31) (82)
Capitalized reinstatement costs 0 0 (1) (1)
Reclassifications 0 1 (1) 0
Foreign currency translation / unwind of discount 11 (2) 5 13
Balance as of 30 June 2021 2,119 179 348 2,646
1 Comprises provisions for losses resulting

from legal, liability and compliance

risks.

2 Includes personnel-related restructuring provisions

of USD
135

million as of 30 June 2021

(31 March 2021: USD
12

million;
31 December 2020: USD 18

million) and provisions for onerous contracts of

USD
40

million as of 30 June 2021 (31 March 2021: USD
44

million; 31 December 2020: USD
49

million).

3 Mainly includes provisions
related to real estate, employee benefits and operational risks.
Restructuring
provisions

primarily

relate

to
  personnel - related
provisions and onerous contracts. Personnel-related restructuring provisions
are

used

within

a

short

time

period

but

potential
changes in amount may be

triggered when natural staff

attrition
reduces the

number of

people affected

by a

restructuring event
and

therefore

the

estimated

costs.

Onerous

contracts

for
property

are

recognized

when

UBS

is

committed

to

pay

for
non-lease

components,

such

as

utilities,

service

charges,

taxes
and

maintenance,

when

a

property

is

vacated

or

not

fully
recovered from sub-tenants.

Information

about

provisions

and

contingent

liabilities

in
respect of

litigation, regulatory

and similar

matters, as

a class, is
included in Note

14b. There are

no material contingent liabilities
associated with the other classes of provisions.